Inventories	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

Inventories consisted of the following:

	June 30, 2023	December 31, 2022
Ingredient materials	$418,991	$540,689
Package and other materials	63,893	60,904
Finished goods	94,983	91,913
Total inventories	$577,867	$693,506